Expense Example	Eaton Vance Georgia Municipal Income Fund Class A 1 Year	Eaton Vance Georgia Municipal Income Fund Class A 3 Years	Eaton Vance Georgia Municipal Income Fund Class A 5 Years	Eaton Vance Georgia Municipal Income Fund Class A 10 Years	Eaton Vance Georgia Municipal Income Fund Class C 1 Year	Eaton Vance Georgia Municipal Income Fund Class C 3 Years	Eaton Vance Georgia Municipal Income Fund Class C 5 Years	Eaton Vance Georgia Municipal Income Fund Class C 10 Years	Eaton Vance Georgia Municipal Income Fund Class I 1 Year	Eaton Vance Georgia Municipal Income Fund Class I 3 Years	Eaton Vance Georgia Municipal Income Fund Class I 5 Years	Eaton Vance Georgia Municipal Income Fund Class I 10 Years	Eaton Vance Maryland Municipal Income Fund Class A 1 Year	Eaton Vance Maryland Municipal Income Fund Class A 3 Years	Eaton Vance Maryland Municipal Income Fund Class A 5 Years	Eaton Vance Maryland Municipal Income Fund Class A 10 Years	Eaton Vance Maryland Municipal Income Fund Class C 1 Year	Eaton Vance Maryland Municipal Income Fund Class C 3 Years	Eaton Vance Maryland Municipal Income Fund Class C 5 Years	Eaton Vance Maryland Municipal Income Fund Class C 10 Years	Eaton Vance Maryland Municipal Income Fund Class I 1 Year	Eaton Vance Maryland Municipal Income Fund Class I 3 Years	Eaton Vance Maryland Municipal Income Fund Class I 5 Years	Eaton Vance Maryland Municipal Income Fund Class I 10 Years	Eaton Vance Missouri Municipal Income Fund Class A 1 Year	Eaton Vance Missouri Municipal Income Fund Class A 3 Years	Eaton Vance Missouri Municipal Income Fund Class A 5 Years	Eaton Vance Missouri Municipal Income Fund Class A 10 Years	Eaton Vance Missouri Municipal Income Fund Class C 1 Year	Eaton Vance Missouri Municipal Income Fund Class C 3 Years	Eaton Vance Missouri Municipal Income Fund Class C 5 Years	Eaton Vance Missouri Municipal Income Fund Class C 10 Years	Eaton Vance Missouri Municipal Income Fund Class I 1 Year	Eaton Vance Missouri Municipal Income Fund Class I 3 Years	Eaton Vance Missouri Municipal Income Fund Class I 5 Years	Eaton Vance Missouri Municipal Income Fund Class I 10 Years	Eaton Vance North Carolina Municipal Income Fund Class A 1 Year	Eaton Vance North Carolina Municipal Income Fund Class A 3 Years	Eaton Vance North Carolina Municipal Income Fund Class A 5 Years	Eaton Vance North Carolina Municipal Income Fund Class A 10 Years	Eaton Vance North Carolina Municipal Income Fund Class C 1 Year	Eaton Vance North Carolina Municipal Income Fund Class C 3 Years	Eaton Vance North Carolina Municipal Income Fund Class C 5 Years	Eaton Vance North Carolina Municipal Income Fund Class C 10 Years	Eaton Vance North Carolina Municipal Income Fund Class I 1 Year	Eaton Vance North Carolina Municipal Income Fund Class I 3 Years	Eaton Vance North Carolina Municipal Income Fund Class I 5 Years	Eaton Vance North Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Oregon Municipal Income Fund Class A 1 Year	Eaton Vance Oregon Municipal Income Fund Class A 3 Years	Eaton Vance Oregon Municipal Income Fund Class A 5 Years	Eaton Vance Oregon Municipal Income Fund Class A 10 Years	Eaton Vance Oregon Municipal Income Fund Class C 1 Year	Eaton Vance Oregon Municipal Income Fund Class C 3 Years	Eaton Vance Oregon Municipal Income Fund Class C 5 Years	Eaton Vance Oregon Municipal Income Fund Class C 10 Years	Eaton Vance Oregon Municipal Income Fund Class I 1 Year	Eaton Vance Oregon Municipal Income Fund Class I 3 Years	Eaton Vance Oregon Municipal Income Fund Class I 5 Years	Eaton Vance Oregon Municipal Income Fund Class I 10 Years	Eaton Vance South Carolina Municipal Income Fund Class A 1 Year	Eaton Vance South Carolina Municipal Income Fund Class A 3 Years	Eaton Vance South Carolina Municipal Income Fund Class A 5 Years	Eaton Vance South Carolina Municipal Income Fund Class A 10 Years	Eaton Vance South Carolina Municipal Income Fund Class C 1 Year	Eaton Vance South Carolina Municipal Income Fund Class C 3 Years	Eaton Vance South Carolina Municipal Income Fund Class C 5 Years	Eaton Vance South Carolina Municipal Income Fund Class C 10 Years	Eaton Vance South Carolina Municipal Income Fund Class I 1 Year	Eaton Vance South Carolina Municipal Income Fund Class I 3 Years	Eaton Vance South Carolina Municipal Income Fund Class I 5 Years	Eaton Vance South Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Virginia Municipal Income Fund Class A 1 Year	Eaton Vance Virginia Municipal Income Fund Class A 3 Years	Eaton Vance Virginia Municipal Income Fund Class A 5 Years	Eaton Vance Virginia Municipal Income Fund Class A 10 Years	Eaton Vance Virginia Municipal Income Fund Class C 1 Year	Eaton Vance Virginia Municipal Income Fund Class C 3 Years	Eaton Vance Virginia Municipal Income Fund Class C 5 Years	Eaton Vance Virginia Municipal Income Fund Class C 10 Years	Eaton Vance Virginia Municipal Income Fund Class I 1 Year	Eaton Vance Virginia Municipal Income Fund Class I 3 Years	Eaton Vance Virginia Municipal Income Fund Class I 5 Years	Eaton Vance Virginia Municipal Income Fund Class I 10 Years
USD ($)	389	526	675	1,109	243	443	766	1,475	46	144	252	567	392	535	691	1,144	246	452	782	1,509	49	154	269	604	393	539	697	1,156	247	456	787	1,520	50	157	274	616	390	529	681	1,121	244	446	771	1,486	47	148	258	579	390	529	681	1,121	244	446	771	1,486	48	151	263	591	391	532	686	1,132	245	449	776	1,497	48	151	263	591	395	545	707	1,179	249	462	797	1,543	52	164	285	640